RESTRICTED NET ASSETS OR PARENT COMPANY'S CONDENSED FINANCIAL STATEMENTS (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash		$ 6,692,557	$ 3,117,740	$ 1,662,346	$ 1,259,840
Total Assets		8,895,097	5,385,478
Liabilities and Equity
Common stock	[1]	11,621	10,380
Additional paid in capital		6,664,295	2,562,057
Retained deficit		1,526,110	2,042,081
Total liabilities and Equity		8,895,097	$ 5,385,478
MDJM
Assets
Cash		5,626,079
Total Assets		5,626,079
Liabilities and Equity
Due to subsidiaries		1,565,174
Common stock		1,241
Additional paid in capital		4,102,238
Retained deficit		(42,574)
Total liabilities and Equity		5,626,079
WFOE
Assets
Cash		0
Total Assets		0
Liabilities and Equity
Due to subsidiaries		3,126
Common stock		0
Additional paid in capital		0
Retained deficit		(3,126)
Total liabilities and Equity		0
Combined
Assets
Cash		5,626,079
Total Assets		5,626,079
Liabilities and Equity
Due to subsidiaries		1,568,300
Common stock		1,241
Additional paid in capital		4,102,238
Retained deficit		(45,700)
Total liabilities and Equity		$ 5,626,079

[1]	The shares are presented on a retroactive basis to reflect the founder shares issuance. See Note 8.